Derivatives	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives [Text Block]

(a) Interest rate swaps that meet the criteria for hedge accounting: The Company, according to its long-term strategic plan to maintain stability in its interest rate exposure, has decided to minimize its exposure to floating interest rates by entering into interest rate swap agreements. To this effect, the Company has entered into interest rate swap transactions with varying start and maturity dates, in order to manage its floating rate exposure.

These interest rate swaps are designed to hedge the variability of interest cash flows arising from floating rate debt, attributable to movements in three-month or six-month USD LIBOR. According to the Company’s Risk Management Accounting Policy, after putting in place the formal documentation required by ASC 815 in order to designate these swaps as hedging instruments as from their inception, these interest rate swaps qualified for hedge accounting. Accordingly, only hedge ineffectiveness amounts arising from the differences in the change in fair value of the hedging instrument and the hedged item are recognized in the Company’s earnings. Assessment and measurement of the effectiveness of these interest rate swaps are performed at each reporting period. For qualifying cash flow hedges, the fair value gain or loss associated with the effective portion of the cash flow hedge is recognized initially in “Other comprehensive income” and recognized to the consolidated statement of income in the periods when the hedged item affects profit or loss. Any ineffective portion of the gain or loss on the hedging instrument is recognized in the consolidated statement of income immediately.

At December 31, 2014 and 2015, the Company had interest rate swap agreements with an outstanding notional amount of $1,030,642 and $904,627, respectively. The fair value of these interest rate swaps outstanding at December 31, 2014 and 2015, amounted to a liability of $55,422 and a liability of $39,654, respectively and these are included in the accompanying consolidated balance sheets. The maturity of these interest rate swaps range between June 2018 and January 2021.

During the years ended December 31, 2013, 2014 and 2015, the realized ineffectiveness on the interest rate swaps discussed under (a) above was a gain of $254, a gain of $645 and a loss of $60, respectively and are included in Gain on derivative instruments, net in the accompanying consolidated statements of income.

During the year ended December 31, 2014, the Company terminated three interest rate derivative instruments and paid the counterparty breakage costs of $10,192 in aggregate and is reflected in the Swaps breakage costs in the accompanying 2014 consolidated statement of income.

The estimated net amount that is expected to be reclassified within the next 12 months from Accumulated Other Comprehensive Loss to earnings in respect of the settlements on interest rate swaps amounts to $22,118.

(b) Interest rate swaps that do not meet the criteria for hedge accounting: As of December 31, 2014 and 2015, the Company had interest rate swap agreements with an outstanding notional amount of $217,533 and $207,439, respectively for the purpose of managing risks associated with the variability of changing LIBOR-related interest rates. Such agreements did not meet hedge accounting criteria and, therefore, changes in its fair value are reflected in earnings. The fair value of these interest rate swaps at December 31, 2014 and 2015, was a liability of $18,509 and a liability of $12,463, respectively and these are included in Fair value of derivatives in the accompanying consolidated balance sheets. The maturity of these interest rate swaps range between February 2017 and August 2020.

(c) Foreign currency agreements: As of December 31, 2015, the Company was engaged in 16 Euro/U.S. dollar forward agreements totaling $20,000 at an average forward rate of Euro/U.S. dollar 1.0725 expiring in monthly intervals up to August 2016.

As of December 31, 2014, the Company was engaged in nine Euro/U.S. dollar forward agreements totaling $22,500 at an average forward rate of Euro/U.S. dollar 1.273 expiring in monthly intervals up to September 2015.

As of December 31, 2013, the Company had no outstanding Euro/USD foreign currency agreements.

The total change of forward contracts fair value for the year ended December 31, 2015, was a gain of $1,361 (loss of $1,009 for the year ended December 31, 2014 and a loss of $165 for the year ended December 31, 2013) and is included in Gain on derivative instruments, net in the accompanying 2015 consolidated statement of income.

	The Effect of Derivative Instruments for the years ended December 31, 2013, 2014 and 2015

	Derivatives in ASC 815 Cash Flow Hedging Relationships

	Amount of Gain / (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)			Location of Gain / (Loss) Recognized in Income on Derivative (Ineffective Portion)	Amount of Gain / (Loss) Recognized in Income on Derivative (Ineffective Portion)
	2013	2014	2015		2013	2014	2015
Interest rate swaps	27,964	(12,988)	(20,418)	Gain on derivative instruments, net	254	645	(60)
Reclassification to Interest and finance costs	42,922	35,790	31,800		-	-	-
Total	70,886	22,802	11,382		254	645	(60)

Derivatives Not Designated as Hedging Instruments and ineffectiveness of Hedging Instruments under ASC 815
	Location of Gain / (Loss) Recognized in Income on Derivative	Amount of Gain / (Loss) Recognized in Income on Derivative
		2013	2014	2015
Non hedging interest rate swaps	Gain on derivative instruments, net	6,459	5,833	15,555
Ineffective portion of hedging interest rate swaps	Gain on derivative instruments, net	254	645	(60)
Forward contracts	Gain on derivative instruments, net	(165)	(1,009)	1,361
Total		6,548	5,469	16,856